Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	€ 20,065	€ 22,924	€ 23,487
Total depreciation and amortisation	7,895	10,144	11,709
Cost of sales [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	5,970	6,846	7,867
Amortisation of intangible assets	2	8	14
Government grants	(1,252)	(1,192)	(1,463)
Total depreciation and amortisation	6,643	8,952	10,260
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	1,923	3,290	3,842
Selling expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	11,819	12,441	11,805
Selling expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	9,534	9,776	9,084
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,285	2,665	2,721
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortisation of intangible assets	1,088	899	903
Government grants	(54)	(49)	(163)
Total depreciation and amortisation	1,603	1,531	1,422
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	249	310	301
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	€ 320	€ 371	€ 381